Contingent liabilities and commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 21,609	£ 24,527
Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	333,049	334,455
of which: Carried at fair value [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	229	43
of which: Carried at fair value [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	9,269	17,679
Guarantees and letters of credit pledged as collateral security [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	15,665	17,606
Performance guarantees, acceptances and endorsements [member] | Financial guarantee contracts [member]
Disclosure of contingent liabilities [line items]
Notional amount	5,944	6,921
Documentary credits and other short-term trade related transactions [Member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	1,086	1,291
Standby facilities, credit lines and other commitments [member] | Loan commitments [member]
Disclosure of contingent liabilities [line items]
Notional amount	£ 331,963	£ 333,164